STOCK-BASED COMPENSATION (Details 2) - shares	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted - Shares	0	0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested, Beginning Balance - Shares	1,076,788	453,575
Granted - Shares	5,466,000	1,160,185
Vested - Shares	(1,617,121)	(536,972)
Non-vested, Ending Balance - Shares	4,925,667	1,076,788